Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans (Gross write-offs)	¥ 0		¥ 375
Modification of collection condition by relief of contract condition (Gross write-offs)	0		75
Total—revolving repayment card loans (Gross write-offs)	0		450
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	6,498		14,078
Total— financial assets measured at amortized cost (Gross write-offs)	6,498		¥ 14,528
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	69,436	¥ 72,353
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	69,436	72,353
Total— origination year (excluding revolving repayment card loans)	4,629,014	4,785,497
Total— financial assets measured at amortized cost	4,698,450	4,857,850
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	0	0
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	0	0
Total— origination year (excluding revolving repayment card loans)	128,297	109,381
Total— financial assets measured at amortized cost	¥ 128,297	¥ 109,381